Marketable Securities - Changes in Value of Marketable Securities Reported in Current Assets on Consolidated Balance Sheets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Beginning Balance	$ 334	$ 57
Purchase		333
Sale		(58)	$ (184)
Change in fair value included in OCI	1	1
Change in fair value recognized in earnings	0
Foreign exchange result through OCI		1
Ending Balance	335	334	57
U.S.Treasury Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Beginning Balance	334
Purchase		333
Change in fair value included in OCI	1	1
Change in fair value recognized in earnings	0
Ending Balance	$ 335	334
Corporate Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Beginning Balance		57
Sale		(58)
Foreign exchange result through OCI		$ 1
Ending Balance			$ 57